Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of related parties
Name of related parties	Relationship with the Company
Jianbo Zhang	Founder and ultimate controlling shareholder, CEO